Other non-current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other non-current liabilities
Provisions	€ 400	€ 863	€ 1,430
Other	86	47	315
Total	€ 486	€ 910	€ 1,745